Note 15 - Parent Company Only Condensed Financial Information (Detail) - Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 7,052	$ 5,835	$ 5,096
Adjustments to reconcile net income to net cash provided by operating activities:
Common stock issued to ESOP	(617)	(496)	(315)
Change in other assets	(756)	857	866
Net cash provided by operating activities	10,831	16,182	12,329
Cash flows from investing activities:
Net cash provided by investing activities	26,361	31,506	(3,538)
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment	55
Cash dividends paid	(4,393)	(3,360)	(3,347)
Net cash used in financing activities	(43,171)	(55,809)	35,290
Cash and cash equivalents:
Change in cash and cash equivalents	(5,979)	(8,121)	44,081
Cash and cash equivalents	45,651	51,630	59,751
Parent Company [Member] | Beginning Balance [Member]
Cash and cash equivalents:
Cash and cash equivalents	1,462	1,687	1,215
Parent Company [Member] | Ending Balance [Member]
Cash and cash equivalents:
Cash and cash equivalents	1,700	1,462	1,687
Parent Company [Member]
Net Income	7,052	5,835	5,096
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,266)	(3,207)	(1,634)
Common stock issued to ESOP	617	496	315
Change in other assets	96	(92)	(12)
Change in other liabilities	(21)	105	64
Net cash provided by operating activities	4,478	3,137	3,829
Cash flows from investing activities:
Change in notes receivable	320	85	402
Net cash provided by investing activities	320	85	402
Cash flows from financing activities:
Change in notes payable	(222)	(87)	(412)
Proceeds from common stock through dividend reinvestment	55
Cash dividends paid	(4,393)	(3,360)	(3,347)
Net cash used in financing activities	(4,560)	(3,447)	(3,759)
Cash and cash equivalents:
Change in cash and cash equivalents	238	(225)	472
Cash and cash equivalents	$ 1,700	$ 1,462